Property, Plant and Equipment	12 Months Ended
Jan. 31, 2019
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Property, Plant and Equipment
10.	PROPERTY, PLANT AND EQUIPMENT

The Company’s property, plant and equipment were as follows, as at:

	Tooling	Equipment	Building	Land	Total
January 31, 2019
Cost	$844.8	$757.9	$353.0	$48.0	$2,003.7
Accumulated depreciation	552.4	409.8	136.4	—	1,098.6
Carrying amount	$292.4	$348.1	$216.6	$48.0	$905.1

January 31, 2018
Cost	$744.6	$628.4	$311.8	$45.5	$1,730.3
Accumulated depreciation	489.2	354.5	119.8	—	963.5
Carrying amount	$255.4	$273.9	$192.0	$45.5	$766.8

February 1, 2017
Cost	$703.3	$563.1	$291.1	$45.5	$1,603.0
Accumulated depreciation	480.8	341.4	107.6	—	929.8
Carrying amount	$222.5	$221.7	$183.5	$45.5	$673.2

As at January 31, 2019 and 2018 and February 1, 2017, assets under development amounted to $81.7 million, $65.5 million and $51.8 million respectively and were included in the cost of property, plant and equipment.

The following table explains the changes in property, plant and equipment during the year ended January 31, 2019:

	Carrying amount as at January 31, 2018	Additions [a]	Business combinations	Disposals	Depreciation	Effect of foreign currency exchange rate changes	Carrying amount as at January 31, 2019 [b]
Tooling	$255.4	$119.4	$0.4	$(0.1)	$(83.2)	$0.5	$292.4
Equipment	273.9	127.6	4.9	(0.3)	(57.7)	(0.3)	348.1
Building	192.0	29.1	9.5	—	(15.1)	1.1	216.6
Land	45.5	0.8	0.6	—	—	1.1	48.0
Total	$766.8	$276.9	$15.4	$(0.4)	$(156.0)	$2.4	$905.1

[a] Government assistance of $1.2 million has been recorded against the additions.

[b] Leased equipment of $4.7 million and leased building of $2.6 million are included in the carrying amount.

The following table explains the changes in property, plant and equipment during the year ended January 31, 2018:

	Carrying amount as at February 1, 2017 [a]	Additions [b]	Business combinations	Disposals	Depreciation	Effect of foreign currency exchange rate changes	Carrying amount as at January 31, 2018 [c]
Tooling	$222.5	$99.6	$—	$—	$(71.0)	$4.3	$255.4
Equipment	221.7	94.2	—	(0.1)	(46.4)	4.5	273.9
Building	183.5	21.1	—	—	(13.8)	1.2	192.0
Land	45.5	—	—	—	—	—	45.5
Total	$673.2	$214.9	$—	$(0.1)	$(131.2)	$10.0	$766.8

[a] Leased equipment of $7.4 million and leased building of $3.1 million are included in the carrying amount.

[b] Government assistance of $0.4 million has been recorded against the additions.

[c] Leased equipment of $6.0 million and leased building of $2.8 million are included in the carrying amount.